STOCKHOLDERS' DEFICIENCY	12 Months Ended
Nov. 30, 2013
STOCKHOLDERS' DEFICIENCY [Text Block]

NOTE 3– STOCKHOLDERS' DEFICIENCY:

a.	Share capital :

The Company’s shares are traded on the Over-The-Counter Bulletin Board.

On August 31, 2011, the Company affected a 35 to 1 share split. As a result the issued and outstanding capital of the Company has been increased from 2,300,000 to 80,500,000 shares of common stock with par value of $0.0001 per share. Share data and Per share data has been adjusted to reflect the stock split.

On February 2, 2012, two of the Company's shareholders cancelled 33,873,049 shares of common stock of the Company held by them in connection with the capital raising and other changes in the capital.

b.	Financing:

1.

In 2012, the Company completed a private placement with Derby Management LLC for total consideration of $1,100,000 for 1,100,000 shares of common stock and 1,100,000 common stock warrants at purchase price of $1.00 per share.

2.

In December 2012, the Company entered into a subscription agreement with Derby for the issuance of 500,000 units for a total consideration of $500,000. Each unit is comprised of one share of the Company's Common Stock and two non-transferable Common Stock warrants. Each Common Stock warrant ("December Warrants") can be exercised into one share at a purchase price of $0.50 per warrant and is exercisable until November 30, 2014. See also Note 8.

In connection with this agreement, the 1,000,000 Warrants issued in July 2012 were cancelled.

3.

On May 2013, the Company entered into a subscription agreement with ATMI, pursuant to which ATMI purchased 1,526,718 units at a price of $0.8515 per unit for total consideration of $1,300,000. Each Unit consists of one share of the Company's Common Stock and one Common Stock warrant. Each Common Stock warrant ("May Warrants") can be exercised into one share at a purchase price of $1 per warrant and is exercisable until May 6, 2015. As of the issuance day, the fair value of the warrants was $704,590 based on Monte Carlo pricing-model. See also Note 8.